Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Measurement [Abstract]
Fair Value Measurement

8. FAIR VALUE MEASUREMENT

The Fair Value Measurements topic of the FASB Codification establishes a framework for measuring fair value in accordance with GAAP, clarifies the definition of fair value within that framework and expands disclosures about fair value measurements. This guidance requires disclosure regarding the manner in which fair value is determined for assets and liabilities and establishes a three-tiered value hierarchy into which these assets and liabilities must be grouped, based upon significant levels of inputs as follows:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs, other than Level 1 prices, such as quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. Financial liabilities measured at fair value on a recurring basis at March 31, 2012 are summarized below:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Liabilities at Fair Value
Liabilities
Convertible Promissory Notes Payable, net discount			$51,310	$51,310
Embedded Derivative Liability in Convertible Note			85,260	85,260
Warrant Derivative Liability			2,939,999	2,939,999

Total liabilities	$—	$—	$3,076,569	$3,076,569

The fair value of the embedded derivative liability and warrant liability at issuance was determined using a continuous-variable stochastic process in the form of a Monte-Carlo Simulation which includes unobservable inputs supported by little or no market activity, such as various probabilities of occurrences of certain future events. The Monte-Carlo simulation expresses potential future scenarios, that when simulated thousands of times, can be viewed statistically to ascertain fair value, based upon a widely accepted drift calculation, the volatility of the asset, incremental time steps, and a random component known as the Weiner process, which introduces the dynamic behavior in the asset price. Based on our existing business plans, we also contemplated future equity raises of our Company's stock and the impact on the valuation of the embedded derivative liability if our stock price is below the exercise price at the estimated date of the projected future capital raise. We used the closing price of our stock as of the valuation date for measurement date fair value.

The following tables present quantitative information about Level 3 Fair Value Measurements:

	Fair Value March 31, 2012	Valuation Technique(s)	Unobservable Input
Embedded Derivative in Convertible Notes	$72,500	Monte Carlo Simulation	Volatility
			Drift
			Forecast Horizon

Embedded Derivative in Convertible Notes	$12,760	Monte Carlo Simulation	Volatility
			Drift
			Forecast Horizon

	$85,260

	Fair Value March 31, 2012	Valuation Technique(s)	Unobservable Input
Warrant Derivative Liability	$440,000	Monte Carlo Simulation	Volatility
			Drift
			Forecast Horizon

Warrant Derivative Liability	$2,499,999	Monte Carlo Simulation	Volatility
			Drift
			Forecast Horizon

	$2,939,999

The Company's stock price has the most significant influence on the fair value of its embedded derivative liability. An increase in the Company's common stock price would cause the fair value of the embedded derivative liability to increase. A decrease in the Company's stock price would likewise cause the fair value of the embedded derivative liability to decrease and result in a credit to the Company's statement of operations.

Valuation policies and procedures are managed by our finance group, which regularly monitors fair value measurements. Fair value measurements, including those categorized within Level 3, are prepared and reviewed on their issuance date and then on a quarterly basis and any third-party valuations are reviewed for reasonableness and compliance with the Fair Value Measurement Topic of the FASB's Accounting Standards Codification. Specifically, we compare prices received from our various pricing service to prices reported by the custodian or third-party investment advisors, and we perform a review of the inputs, validating that they are reasonable and observable in the marketplace, if and as applicable.

The Company's carrying value of other financial instruments including accounts receivable and accounts payable approximate fair value on March 31, 2012.

  6. Fair Value Measurement

The Fair Value Measurements topic of the FASB Codification establishes a framework for measuring fair value in accordance with U.S. GAAP, clarifies the definition of fair value within that framework and expands disclosures about fair value measurements. This guidance requires disclosure regarding the manner in which fair value is determined for assets and liabilities and establishes a three-tiered value hierarchy into which these assets and liabilities must be grouped, based upon significant levels of inputs as follows:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•

Level 2—Observable inputs, other than Level 1 prices, such as quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy. Financial liabilities measured at fair value on a recurring basis at December 31, 2011 are summarized below:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Liabilities at Fair Value
Liabilities
Convertible Notes Payable		$600,000		$600,000

Total liabilities	$—	$600,000	$—	$600,000

The fair value of the convertible notes payable was determined based upon current credit adjusted borrowing rates that are currently available to the Company for loans with similar terms and average maturities.